Earnout Liability - Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs [Line Items]
Reclassification of Revenues Earnout to other current liabilities		$ (1,962)
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs [Line Items]
Fair value at the beginning of the period	282	2,413
Reclassification of Revenues Earnout to other current liabilities		(1,962)
Change in fair value of earnout liability	(282)	(169)
Fair value at the end of the period		$ 282